STATEMENTS OF CHANGES IN EQUITY (POINTER TELOCATION LTD. [Member], USD $) In Thousands, except Share data, unless otherwise specified	POINTER TELOCATION LTD. [Member] USD ($)	Share capital [Member] POINTER TELOCATION LTD. [Member] USD ($)	Additional paid-in capital [Member] POINTER TELOCATION LTD. [Member] USD ($)	Accumulated other comprehensive income [Member] POINTER TELOCATION LTD. [Member] USD ($)	Accumulated deficit [Member] POINTER TELOCATION LTD. [Member] USD ($)	Non-controlling Interest [Member] POINTER TELOCATION LTD. [Member] USD ($)	Comprehensive income [Member] POINTER TELOCATION LTD. [Member] USD ($)
Balance at Dec. 31, 2008	$ 41,187	$ 3,266	$ 118,015	$ 1,773	$ (87,239)	$ 5,372
Balance, shares at Dec. 31, 2008		4,752,931
Stock-based compensation expenses	365		333			32
Dividend paid to non-controlling interest	(871)					(871)
Non-controlling interest recorded as a result of business combination (see Note 1h)	256					256
Comprehensive income:
Foreign currency translation adjustments	82			(167)		249	82
Realized losses on derivatives designated as cash flow hedges	(78)			(78)			(78)
Unrealized gains on derivatives designated as cash flow hedges	13			13			13
Net income (loss)	525				(2,107)	2,632	525
Total comprehensive income (loss)							542
Balance at Dec. 31, 2009	41,479	3,266	118,348	1,541	(89,346)	7,670
Balance, shares at Dec. 31, 2009		4,752,931
Issuance of shares in respect of Stock-based compensation	57	14	43
Issuance of shares in respect of Stock-based compensation, shares		18,250
Stock-based compensation expenses	121		121
Dividend paid to non-controlling interest	(2,250)					(2,250)
Comprehensive income:
Foreign currency translation adjustments	2,128			1,598		530	2,128
Realized losses on derivatives designated as cash flow hedges	29			29			29
Unrealized gains on derivatives designated as cash flow hedges	124			124			124
Net income (loss)	1,958				1,130	828	1,958
Total comprehensive income (loss)							4,239
Balance at Dec. 31, 2010	43,646	3,280	118,512	3,292	(88,216)	6,778
Balance, shares at Dec. 31, 2010	4,771,181	4,771,181
Issuance of shares in respect of Stock-based compensation	281	73	208
Issuance of shares in respect of Stock-based compensation, shares		88,843
Stock-based compensation expenses	515		515
Dividend paid to non-controlling interest	(1,595)					(1,595)
Exercise of options in subsidiary			(88)			88
Sale of subsidiary (Note 1j)	426					426
Comprehensive income:
Foreign currency translation adjustments	(2,605)			(2,074)		(531)	(2,065)
Realized losses on derivatives designated as cash flow hedges	(219)			(219)			(219)
Unrealized gains on derivatives designated as cash flow hedges	(162)			(162)			(162)
Net income (loss)	(8,486)				(8,527)	41	(8,486)
Total comprehensive income (loss)							(11,472)
Balance at Dec. 31, 2011	$ 31,801	$ 3,353	$ 119,147	$ 837	$ (96,743)	$ 5,207
Balance, shares at Dec. 31, 2011	4,860,024	4,860,024